Lease Liability (Details) - Schedule of Undiscounted Minimum Lease Payments Remaining - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease Liability (Details) - Schedule of Undiscounted Minimum Lease Payments Remaining [Line Items]
Undiscounted minimum lease payments	$ 260,000	$ 380,000	$ 4,345,129
2022 [Member]
Lease Liability (Details) - Schedule of Undiscounted Minimum Lease Payments Remaining [Line Items]
Undiscounted minimum lease payments	120,000	240,000	108,628
2023 [Member]
Lease Liability (Details) - Schedule of Undiscounted Minimum Lease Payments Remaining [Line Items]
Undiscounted minimum lease payments	$ 140,000	$ 140,000	260,708
2024 [Member]
Lease Liability (Details) - Schedule of Undiscounted Minimum Lease Payments Remaining [Line Items]
Undiscounted minimum lease payments			260,708
2025 [Member]
Lease Liability (Details) - Schedule of Undiscounted Minimum Lease Payments Remaining [Line Items]
Undiscounted minimum lease payments			260,708
2026 [Member]
Lease Liability (Details) - Schedule of Undiscounted Minimum Lease Payments Remaining [Line Items]
Undiscounted minimum lease payments			260,708
Thereafter [Member]
Lease Liability (Details) - Schedule of Undiscounted Minimum Lease Payments Remaining [Line Items]
Undiscounted minimum lease payments			$ 3,193,669